Other non-current assets	12 Months Ended
Dec. 31, 2013
Other Assets, Noncurrent Disclosure [Abstract]
Other non current assets
Other non-current assets

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Deferred tax effect of internal transfer of assets – net of current portion	111.1	120.3
Loan fee	14.4	16.7
Other	2.7	1.5
Total other non-current assets	128.2	138.5